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                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one.): /  / is a restatement.
                                  /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Relational Investors LLC
          -----------------------------------
Address:  12400 High Bluff Drive, Suite 600
          -----------------------------------
          San Diego, CA 92130
          -----------------------------------

13F File Number:  028-06854
                      -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
          ------------------------------
Title:    Director of Operations
          ------------------------------
Phone:    858-704-3336
          ------------------------------

Signature, Place, and Date of Signing:

           /s/ J. SITLANI           San Diego, California      2/13/09
   ------------------------------   ---------------------   -------------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/   13F HOLDINGS REPORT.

/ /   13F NOTICE.

/ /   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0
                                          -----------------

Form 13F Information Table Entry Total:   17
                                          -----------------

Form 13F Information Table Value Total:   $ 3,737,734
                                          -----------------

List of Other Included Managers:
NONE


                               FORM 13F INFORMATION TABLE

                                       TITLE               VALUE  SHARES/   SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
          NAME OF ISSUER             OF CLASS   CUSIP   (X$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE    SHARED NONE
------------------------------------ -------- --------- -------- ---------- --- ---- ------- -------- ---------- ------ ----
National Semiconductor Corp.           COM    637640103 $279,257 27,731,618 SH       SOLE             27,731,618
Baxter International Inc.              COM    071813109 $551,420 10,289,613 SH       SOLE             10,289,613
Sovereign Bancorp, Inc.                COM    845905108 $157,337 52,797,504 SH       SOLE             52,797,504
Unum Group                             COM    91529Y106 $569,260 30,605,372 SH       SOLE             30,605,372
The Home Depot, Inc.                   COM    437076102 $630,345 27,382,476 SH       SOLE             27,382,476
The Home Depot, Inc.                   COM    437076102 $206,842  8,985,337 SH       OTHER             8,985,337
Harman International Industries Inc.   COM    413086109 $ 11,778    704,000 SH       SOLE                704,000
Charles River Lab. Intl. Inc.          COM    159864107 $ 22,032    840,900 SH       SOLE                840,900
Sun Microsystems, Inc.                 COM    866810203 $132,638 34,721,948 SH       SOLE             34,721,948
Yahoo! Inc.                            COM    984332106 $259,564 21,275,775 SH       SOLE             21,275,775
Plantronics, Inc.                      COM    727493108 $ 26,211  1,985,702 SH       SOLE              1,985,702
Zebra Technologies Corp.               COM    989207105 $ 22,685  1,119,700 SH       SOLE              1,119,700
Genzyme Corporation                    COM    372917104 $176,341  2,656,943 SH       SOLE              2,656,943
International Rectifier Corp.          COM    460254105 $ 25,214  1,867,700 SH       SOLE              1,867,700
SPDR Trust Series 1                    COM    78462F103 $392,800  4,352,837 SH       SOLE              4,352,837
Burlington Northern Santa Fe Corp.     COM    12189T104 $268,797  3,550,350 SH       SOLE              3,550,350
iShares Russell Midcap Value Index     COM    464287473 $  5,213    183,300 SH       SOLE                183,300